Consolidated Balance Sheets	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 32,503,415	204,800,770	162,536,258
Trade accounts receivable, net (note 3)	38,811,858	244,549,634	196,243,059
Costs and estimated earnings in excess of billings on uncompleted contracts (note 4)	26,882,642	169,384,841	132,656,349
Due from related parties (note 23)	1,989,818	12,537,644	5,926,033
Inventories	170,952	1,077,150	695,192
Pre-contract costs	3,937,775	24,811,524	24,264,187
Other current assets (note 5)	8,987,693	56,630,556	67,862,868
Deferred tax assets (note 6)	210,913	1,328,942
Total current assets	113,495,066	715,121,061	590,183,946
Investments under equity method (note 2(u))	5,369,949	33,835,513	24,846,083
Properties and equipment, net (note 7)	4,611,858	29,058,859	30,409,072
Intangible assets, net (note 8)	6,484,638	40,859,057	24,908,257
Goodwill (note 9)	29,997,238	189,009,599	189,009,599
Deferred tax assets (note 6)	91,157	574,371	10,607,353
Total assets	160,049,906	1,008,458,460	869,964,310
Current liabilities:
Short-term borrowings (note 10)	19,037,556	119,953,739	81,000,000
Obligations under capital leases (note 11)			314,535
Trade accounts payable	15,471,808	97,486,311	77,613,387
Billings in excess of costs and estimated earnings on uncompleted contracts (note 4)	5,962,613	37,569,830	22,250,243
Employee and payroll accruals	3,101,855	19,544,476	18,341,699
Dividends payable to ex-owners	12,218	76,985	76,985
Outstanding payment in relation to business acquisitions			120,367
Income taxes payable	417,065	2,627,884	11,103,004
Due to a related party (note 23)	239,012	1,505,992	3,933,940
Deferred tax liabilities (note 6)	363,995	2,293,492	829,282
Other current liabilities (note 12)	10,250,996	64,590,498	44,720,111
Total current liabilities	54,857,118	345,649,207	260,303,553
Deferred tax liabilities (note 6)	225,444	1,420,497	1,783,584
Total liabilities	55,082,562	347,069,704	262,087,137
Commitments and contingencies (note 20)
Stockholders' Equity
Preferred stock, $0.0001 par value, authorized 2,000,000 shares and none issued;
Common stock, $0.0001 par value, authorized 60,000,000 shares; 18,560,014 shares and 18,941,417 shares issued and outstanding as of December 31, 2010 and 2011	3,175,459	20,008,251	20,007,998
Additional paid-in capital	65,245,341	411,104,366	393,936,410
Reserves (note 14)	9,100,374	57,340,546	50,428,005
Retained earnings	27,944,801	176,077,413	141,363,202
Accumulated other comprehensive loss (note 15)	(569,733)	(3,589,829)	(2,992,748)
Total Yucheng Technologies Limited stockholders' equity	104,896,242	660,940,747	602,742,867
Non-controlling interests (note 13)	71,102	448,009	5,134,306
Total stockholders' equity	104,967,344	661,388,756	607,877,173
Total liabilities and stockholders' equity	$ 160,049,906	1,008,458,460	869,964,310